RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
RELATED PARTY TRANSACTIONS
13.  RELATED PARTY TRANSACTIONS

As discussed in Note 9 – Notes Payable, a current member of the Company’s Board of Directors directly owns notes convertible in common shares, and warrants to purchase common shares.  In addition, this director is indirectly related to Lender 2 and other holders of convertible notes.

As discussed in Notes 8 and 11 above, the Company entered into an asset purchase agreement and an employment agreement with a former executive and majority owner of the Seller of the Disintegrator patent.  These agreements call for additional consideration and compensation payments based on the achievement of certain revenue and capital targets.

13.  RELATED PARTY TRANSACTIONS

Our chief executive officer of the Company periodically advances funds to the Company on a short-term, non-interest bearing basis for working capital purposes.  As of December 31, 2009, $5,000 was due to this executive and such amount was repaid on January 9, 2010.  See Note 8 – Notes Payable for additional information regarding loans from related parties.

As discussed in Note 8 – Notes Payable, a current member of our Board of Directors directly owns notes convertible in common shares and warrants to purchase common shares.  In addition, this director is directly and indirectly related to Lender 2 and other holders of convertible notes.

In October 2008, the Company entered into a license agreement with a relative of the chief executive officer.  The license agreement calls for the payment of royalties equal to 20% of revenues from the Company’s sales or permitted use of certain copyrighted and trademarked, print and video material.  The license agreement continues for successive one year terms unless terminated by either party.  During year ended December 31, 2010, no amounts were paid or accrued under this license agreement.

 As discussed in Note 6 – Patent and in Note 12 – Commitments and Contingencies, the Company entered into an asset purchase agreement and an employment agreement with a former executive and majority owner of the Seller of the Disintegrator patent.  These agreements call for additional consideration and compensation payments based on the achievement of certain targets.